Affiliated companies and other equity-method investees - Summary of balances and transactions with affiliated companies and other equity-method investees (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Subsidiary or Equity Method Investee [Line Items]
Revenues		¥ 1,593,999	¥ 1,617,235	¥ 1,952,482
Non-interest expenses		1,137,267	1,171,201	1,039,568
Affiliated companies and other equity-method investees [Member]
Subsidiary or Equity Method Investee [Line Items]
Investments in affiliated companies		363,281	363,393
Advances to affiliated companies		1,000	1,000
Other receivables from affiliated companies	[1]	24,754	21,817
Other payables to affiliated companies	[1]	30,617	26,344
Revenues		2,660	2,240	3,833
Non-interest expenses		50,004	50,753	46,335
Purchase of software, securities and tangible assets		¥ 12,760	¥ 14,407	¥ 17,716

[1]	ROU assets and operating lease liabilities are included by ¥20,793 million and ¥23,899 million as of March 31, 2021 and 2022 respectively.